REVENUE CONCENTRATION	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
REVENUE CONCENTRATION
13. REVENUE CONCENTRATION
Revenue Concentration
For the twelve months ended September 30, 2024, the Company derived revenue of $29.6 million from one customer, with such customer accounting for 17% of the Company’s total revenue. For the twelve months ended September 30, 2023, the Company derived revenue of $27.7 million from the same single customer, with such customer accounting for 16% of the Company's total revenue. For the twelve months ended September 30, 2022, the Company derived revenue of $25.0 million from the same single customer, with such customer accounting for 17% of the Company’s total revenue. The corresponding accounts receivable balances of customers from which revenues were in excess of 10% of total revenue were $5.5 million, $2.7 million, and $8.0 million at September 30, 2024, 2023, and 2022, respectively.
Revenues by geography are determined based on the country of the Company’s contracting entity, which may be different than the country of the customer. Countries for which revenue accounted for more than 10% of the Company’s total revenue for the twelve months ended September 30, 2024, 2023, and 2022 were as follows (amounts in thousands):

	Twelve Months Ended September 30,
	2024	2023	2022
United States	$135,344	$134,957	$113,499
United Kingdom	17,607	*	*
All other countries	19,132	37,595	31,305
Total revenue	$172,083	$172,552	$144,804
*Revenues from the United Kingdom were not greater than 10% of the Company’s total revenue for this period and are included in the all other countries total.
From a geographic perspective, approximately 78% and 76% of the Company’s long-term assets (excluding long-term investments and deferred income tax assets) as of September 30, 2024 and 2023, respectively, are associated with the Company’s international subsidiaries. Approximately 19% and 23% of the Company’s total long-term assets excluding goodwill and other intangible assets as of September 30, 2024 and 2023, respectively, are associated with the Company’s international subsidiaries.